Consolidated Statements Of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Treasury Stock
Beginning Balances, Shares at Apr. 30, 2015		316,628				41,353
Beginning Balances, Value at Apr. 30, 2015	$ 1,832,949	$ 3,166	$ 783,793	$ 1,740	$ 1,836,442	$ (792,192)
Net income	374,267				374,267
Other comprehensive loss	(12,973)			(12,973)
Stock-based compensation	23,540		23,540
Stock-based awards exercised or vested, value	(25,346)		(15,257)		(2,848)	$ (43,451)
Stock-based awards exercised or vested, shares						2,262
Acquisition of treasury shares, shares						(610)
Acquisition of treasury shares, value	(18,102)					$ (18,102)
Repurchase and retirement of common shares, shares		(56,400)
Repurchase and retirement of common shares, value	(2,000,000)
Cash dividends declared	(201,688)				(201,688)
Ending Balances, Shares at Apr. 30, 2016		260,219				39,701
Ending Balances, Value at Apr. 30, 2016	23,103	$ 2,602	758,230	(11,233)	40,347	$ (766,843)
Net income	408,945				408,945
Other comprehensive loss	(4,066)			(4,066)
Stock-based compensation	19,285		19,285
Stock-based awards exercised or vested, value	(1,815)		(14,191)		(1,915)	$ (17,921)
Stock-based awards exercised or vested, shares						928
Acquisition of treasury shares, shares						(255)
Acquisition of treasury shares, value	(5,830)					$ (5,830)
Repurchase and retirement of common shares, shares		(14,020)
Repurchase and retirement of common shares, value	(317,020)	$ (140)	(8,412)		(308,468)
Cash dividends declared	(187,115)				(187,115)
Ending Balances, Shares at Apr. 30, 2017		246,199				39,028
Ending Balances, Value at Apr. 30, 2017	(60,883)	$ 2,462	754,912	(15,299)	(48,206)	$ (754,752)
Net income	613,149				613,149
Other comprehensive loss	996			996
Stock-based compensation	21,713		21,713
Stock-based awards exercised or vested, value	(28,352)		(16,375)		(1,494)	$ (46,221)
Stock-based awards exercised or vested, shares						2,389
Acquisition of treasury shares, shares						(306)
Acquisition of treasury shares, value	(9,147)					$ (9,147)
Cash dividends declared	(200,469)				(200,469)
Ending Balances, Shares at Apr. 30, 2018		246,199				36,945
Ending Balances, Value at Apr. 30, 2018	$ 393,711	$ 2,462	$ 760,250	$ (14,303)	$ 362,980	$ (717,678)